Derivative liability	12 Months Ended
Dec. 31, 2011
Warrant
Derivative liability

Note 12 – Warrant derivative liability

Public Warrants

In March 2008, the Company, then a special purpose acquisition corporation (“SPAC”), completed its initial public offering (“IPO”), in which it sold 4,239,300 units (consisting of one ordinary share and one warrant) at $8.00 per unit. Those warrants (“Public Warrants”) issued in the IPO are publicly traded. Of the 4,239,300 Public Warrants outstanding prior to the consummation of the Acquisition, holders of 2,673,273 Public Warrants elected to redeem the warrants for cash of $0.50 per warrant.

During the year of 2011 the Company bought back 967,177 public warrants through private negotiations for total consideration of $360,610 with an average price $0.37 per warrant. As a result, 598,850 Public Warrants were outstanding at December 31, 2011.

Those warrants are excisable at $8.00 per share with an expiration date of March 7, 2014.  In the event that the last sale price of an ordinary share exceeds $11.50 per share for any 20 trading days within a 30-trading day period, the Company has the option to redeem Public Warrants at a price of $0.01 per warrant. These warrants are publicly traded and were valued at the quoted market price of $0.105 per warrant as of December 31, 2011.

Sponsors Warrants

In March 2008, the Company was also engaged in a private offering of 1,550,000 warrants of the Company to the original shareholders of the SPAC (“Sponsors”). Prior to consummation of the Share Exchange, those Sponsors agreed to forfeit 1,300,000 of their Sponsor Warrants to purchase ordinary shares. The remaining Sponsor Warrants to purchase 250,000 ordinary shares were transferred without consideration to an unaffiliated investment company, Pope Investment II, LLC.

These warrants are not publicly traded and are excisable at $8.00 per share with an expiration date of March 7, 2014. The warrants were outstanding at December 31, 2011.  In the event that the last sale price of an ordinary share exceeds $11.50 per share for any 20 trading days within a 30-trading day period, the Company has the option to redeem the warrants at a price of $0.01 per warrant.

During the year of 2011 the Company bought back 250,000 warrants from Pope Investment II, LLC for $125,000 with a price $0.50 per warrant. As a result, there were no outstanding sponsor’s warrants as of December 31, 2011.

Unit Options

Connected with the IPO in March 2008, the Company issued an option (“Unit Options”) on a total of 280,000 units with each unit consisting of one ordinary share and one ordinary share warrant (“Representative Warrants”) to the underwriters, Broadband Capital Management LLC. The Unit Option permits the acquisition of 280,000 Units at $10 per unit. Those Representative Warrants are excisable at $8.00 per share with an expiration date of March 7, 2014, and were valued at $0.00055 per share at December 31, 2011, using the observable market price of the Public Warrants.

The Company utilized the American Binominal Option Valuation Model to estimate the value of the Unit Options as of December 31, 2011 at $154, or $0.00055 per Unit Option, with an exercise price of $9.895 (being $10 minus the portion of the exercise price of $0.105 allocated as the value of the warrant component), market price of $1.3, expected remaining term of 2.25 years, expected volatility of 44%, and risk free rate of 0.27%. The warrant component of the Unit Options was valued based on the public market price of the publicly traded warrants of $0.105 per warrants, or $29,400 in total, as of December 31, 2011.

Underwriter Warrants

Connected with a secondary public offering of the Company’s ordinary shares on December 23, 2010, the Company issued to its underwriter an option for $100 to purchase up to a total of 66,667 shares of ordinary shares (5% of the shares sold in the secondary offering) at $6.00 per share (120% of the price of the shares sold in the secondary offering). The option is exercisable commencing on June 12, 2012 and expires on December 20, 2015.

During 2011, the Company bought back 53,096 warrants from the underwriters for $26,548 with a price $0.50 per warrant. As a result, there were 13,571 outstanding underwriter warrants as of December 31, 2011.

The Company utilized the American Binominal Option Valuation Model to estimate the value of the underwriter warrants as of December 31, 2011 at $533, with an exercise price of $6.00, market price of $1.30, expected remaining term of four years, expected volatility of 44%, and a risk free rate of 0.59%.

The Company adopted the provisions of an accounting standard regarding instruments that are Indexed to an Entity’s Own Stock.  This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company’s own stock and (b) classified in stockholders’ equity in the statement of financial position would not be considered a derivative financial instrument.  It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception within the standards.

As a result, the Public Warrants, Sponsor Warrants, and Unit Options previously treated as equity pursuant to the derivative treatment exemption are no longer afforded equity treatment because the strike price of the warrants is denominated in U.S. Dollar, a currency other than the Company’s functional currency which is the RMB. Therefore the warrants and unit options are not considered indexed to the Company’s own stock, and as such, all future changes in the fair value of these securities will be recognized currently in earnings until such time as the securities are exercised or expire.

As of December 31, 2011, the fair values of the public warrants, underwriter warrants and Unit Option were $62,879, $533 and $29,554, respectively. The amount of $925,445 was recognized as “Change in fair value of warrant derivative liability” in the consolidated statement of income for the year ended December 31, 2011.

A summary of changes in warrant activity is presented as follows as of December 31, 2011:

	Public Warrants	Sponsor Warrants	Unit Options *	Underwriter Warrants	Total

Outstanding, December 31, 2009	-	-	-	-	-

Granted	1,566,027	250,000	280,000	66,667	2,162,694

Forfeited	-	-	-	-	-

Exercised	-	-	-	-	-

Outstanding, December 31, 2010	1,566,027	250,000	280,000	66,667	2,162,694

Forfeited	-	-	-	-	-

Repurchased	(967,177)	(250,000)	-	(53,096)	(1,270,273)

Outstanding, December 31, 2011	598,850	-	280,000	13,571	892,421

* Each unit option includes one ordinary share and one ordinary share warrant.

Put Option
Derivative liability

Note 13 - Put option liability

The Company executed a put option agreement dated March 9, 2010 (“Put Agreement”) with Pope Investments II LLC (“Pope”) whereby the Company granted to Pope a put option to sell 250,000 shares of the Company at a price of $8.00 per share. The Put Agreement was effective upon completion of Pope’s purchase of 250,000 shares of the Company’s ordinary shares.  The agreement is exercisable for a three-month period from February 15, 2011 until May 15, 2011.  Mr. Burnette Or, Chief Executive Officer, may purchase any shares put to the Company, or if neither of the Company nor Mr. Or make the purchase, two of the founders of the Company have agreed to make the purchase on behalf of Mr. Or. The founders also have the right to put the options back to Mr. Or or the Company in the event they make the purchase of the Put shares.

The Put Option was recorded as liability as of March 12, 2010.  The value of the Put Option was $2,000,000 at December 31, 2010. On February 28, 2011, pursuant to the Put Option, the Company repurchased 250,000 shares from Pope for an aggregate purchase price of $2,000,000 (or $8.00 per share).